Other disclosures - Risk Management and Principal Risks	6 Months Ended
Jun. 30, 2020
Other disclosures - Credit Risk
Other disclosures - Risk Management and Principal Risks

Loans and advances at amortised cost by stage

The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio by stage allocation and business segment as at 30 June 2020. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio by stage allocation as at 30 June 2020.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.20	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	147,369	26,022	2,613	176,004	327	1,672	1,129	3,128	172,876
Barclays International	17,714	6,200	1,838	25,752	427	1,335	1,400	3,162	22,590
Head Office	4,649	660	916	6,225	8	54	354	416	5,809
Total Barclays Group retail	169,732	32,882	5,367	207,981	762	3,061	2,883	6,706	201,275
Barclays UK	28,658	5,562	1,131	35,351	24	88	133	245	35,106
Barclays International	76,750	38,205	2,571	117,526	237	802	934	1,973	115,553
Head Office	2,977	-	38	3,015	-	-	37	37	2,978
Total Barclays Group wholesale[1]	108,385	43,767	3,740	155,892	261	890	1,104	2,255	153,637
Total loans and advances at amortised cost	278,117	76,649	9,107	363,873	1,023	3,951	3,987	8,961	354,912
Off-balance sheet loan commitments and financial guarantee contracts[2]	284,807	63,327	1,569	349,703	122	571	48	741	348,962
Total[3]	562,924	139,976	10,676	713,576	1,145	4,522	4,035	9,702	703,874

	As at 30.06.20				Half year ended 30.06.20
	Coverage ratio				Loan impairment charge and loan loss rate[4]
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.2	6.4	43.2	1.8		875		100
Barclays International	2.4	21.5	76.2	12.3		1,230		961
Head Office	0.2	8.2	38.6	6.7		55		178
Total Barclays Group retail	0.4	9.3	53.7	3.2		2,160		209
Barclays UK	0.1	1.6	11.8	0.7		102		58
Barclays International	0.3	2.1	36.3	1.7		910		156
Head Office	-	-	97.4	1.2		-		-
Total Barclays Group wholesale[1]	0.2	2.0	29.5	1.4		1,012		131
Total loans and advances at amortised cost	0.4	5.2	43.8	2.5		3,172		175
Off-balance sheet loan commitments and financial guarantee contracts[2]	-	0.9	2.0	0.2		409
Other financial assets subject to impairment[3]						157
Total[4]	0.2	3.2	37.6	1.4		3,738

1Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £1,195m of balances reported as wholesale loans on page ##PRE<L&A by Product> in the Loans and advances at amortised cost by product disclosure.

2Excludes loan commitments and financial guarantees of £7.4bn carried at fair value.

3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6bn and impairment allowance of £176m. This comprises £37m ECL on £209.2bn stage 1 assets, £24m on £6.3bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £115m on £115m stage 3 other assets.

4H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H120 is 207bps after applying the total impairment charge of £3,738m.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.19	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	143,097	23,198	2,446	168,741	198	1,277	974	2,449	166,292
Barclays International	27,886	4,026	1,875	33,787	352	774	1,359	2,485	31,302
Head Office	4,803	500	826	6,129	5	36	305	346	5,783
Total Barclays Group retail	175,786	27,724	5,147	208,657	555	2,087	2,638	5,280	203,377
Barclays UK	27,891	2,397	1,124	31,412	16	38	108	162	31,250
Barclays International	92,615	8,113	1,615	102,343	136	248	447	831	101,512
Head Office	2,974	-	37	3,011	-	-	35	35	2,976
Total Barclays Group wholesale[1]	123,480	10,510	2,776	136,766	152	286	590	1,028	135,738
Total loans and advances at amortised cost	299,266	38,234	7,923	345,423	707	2,373	3,228	6,308	339,115
Off-balance sheet loan commitments and financial guarantee contracts[2]	321,140	19,185	935	341,260	97	170	55	322	340,938
Total[3]	620,406	57,419	8,858	686,683	804	2,543	3,283	6,630	680,053

	As at 31.12.19				Year ended 31.12.19
	Coverage ratio				Loan impairment charge and loan loss rate[4]
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
	%	%	%	%	£m			bps
Barclays UK	0.1	5.5	39.8	1.5		661		39
Barclays International	1.3	19.2	72.5	7.4		999		296
Head Office	0.1	7.2	36.9	5.6		27		44
Total Barclays Group retail	0.3	7.5	51.3	2.5		1,687		81
Barclays UK	0.1	1.6	9.6	0.5		33		11
Barclays International	0.1	3.1	27.7	0.8		113		11
Head Office	-	-	94.6	1.2		-		-
Total Barclays Group wholesale[1]	0.1	2.7	21.3	0.8		146		11
Total loans and advances at amortised cost	0.2	6.2	40.7	1.8		1,833		53
Off-balance sheet loan commitments and financial guarantee contracts[2]	-	0.9	5.9	0.1		71
Other financial assets subject to impairment[3]						8
Total[4]	0.1	4.4	37.1	1.0		1,912

1Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £6,434m of balances reported as wholesale loans on page ##PRE<L&A by Product> in the Loans and advances at amortised cost by product disclosure.

2Excludes loan commitments and financial guarantees of £17.7bn carried at fair value.

3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn and impairment allowance of £24m. This comprises £12m ECL on £148.5bn stage 1 assets, £2m on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £10m on £10m stage 3 other assets.

4The loan loss rate is 55bps after applying the total impairment charge of £1,912m.

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.20	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	134,612	17,464	1,765	1,042	20,271	2,258	157,141
Credit cards, unsecured loans and other retail lending	35,829	11,825	361	557	12,743	3,463	52,035
Wholesale loans	107,676	39,631	3,291	713	43,635	3,386	154,697
Total	278,117	68,920	5,417	2,312	76,649	9,107	363,873

Impairment allowance
Home loans	22	47	15	21	83	397	502
Credit cards, unsecured loans and other retail lending	768	2,515	146	286	2,947	2,535	6,250
Wholesale loans	233	812	80	29	921	1,055	2,209
Total	1,023	3,374	241	336	3,951	3,987	8,961

Net exposure
Home loans	134,590	17,417	1,750	1,021	20,188	1,861	156,639
Credit cards, unsecured loans and other retail lending	35,061	9,310	215	271	9,796	928	45,785
Wholesale loans	107,443	38,837	3,193	684	42,714	2,331	152,488
Total	277,094	65,564	5,158	1,976	72,698	5,120	354,912

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.8	2.0	0.4	17.6	0.3
Credit cards, unsecured loans and other retail lending	2.1	21.3	40.4	51.3	23.1	73.2	12.0
Wholesale loans	0.2	2.0	3.0	4.1	2.1	31.2	1.4
Total	0.4	4.9	4.8	14.5	5.2	43.8	2.5

As at 31.12.19
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	135,713	14,733	1,585	725	17,043	2,155	154,911
Credit cards, unsecured loans and other retail lending	46,012	9,759	496	504	10,759	3,409	60,180
Wholesale loans	117,541	9,374	374	684	10,432	2,359	130,332
Total	299,266	33,866	2,455	1,913	38,234	7,923	345,423

Impairment allowance
Home loans	22	37	14	13	64	346	432
Credit cards, unsecured loans and other retail lending	542	1,597	159	251	2,007	2,335	4,884
Wholesale loans	143	284	9	9	302	547	992
Total	707	1,918	182	273	2,373	3,228	6,308

Net exposure
Home loans	135,691	14,696	1,571	712	16,979	1,809	154,479
Credit cards, unsecured loans and other retail lending	45,470	8,162	337	253	8,752	1,074	55,296
Wholesale loans	117,398	9,090	365	675	10,130	1,812	129,340
Total	298,559	31,948	2,273	1,640	35,861	4,695	339,115

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.9	1.8	0.4	16.1	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.4	32.1	49.8	18.7	68.5	8.1
Wholesale loans	0.1	3.0	2.4	1.3	2.9	23.2	0.8
Total	0.2	5.7	7.4	14.3	6.2	40.7	1.8

Total customers on payment holidays amounted to £21.9bn in balances, of which 69% are in Stage 1. If these customers moved from Stage 1 to Stage 2, it would result in an estimated ECL impact of £214m. Staging criteria are broadly consistent with the criteria outlined in the Barclays PLC Annual Report 2019.

Loans and advances at amortised cost by selected sectors

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance, with gross exposure and stage allocation for selected industry sectors within the wholesale loans portfolio. The industry sectors have been selected based upon the level of management focus they have received following the onset of the COVID-19 pandemic.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.20	£m	£m	£m	£m	£m	£m	£m	£m
Air travel	1,018	462	69	1,549	-	14	25	39
Hospitality and leisure	3,567	3,600	236	7,403	18	121	75	214
Oil and gas	1,427	2,389	407	4,223	19	99	185	303
Retail	2,954	2,260	297	5,511	37	46	101	184
Shipping	355	369	6	730	1	8	3	12
Transportation	818	358	119	1,295	4	21	46	71
Total	10,139	9,438	1,134	20,711	79	309	435	823
Total of Wholesale exposures	9%	22%	33%	13%	34%	34%	41%	37%

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.19	£m	£m	£m	£m	£m	£m	£m	£m
Air travel	194	31	26	251	-	-	24	24
Hospitality and leisure	4,321	851	199	5,371	8	18	29	55
Oil and gas	2,539	612	136	3,287	8	24	47	79
Retail	3,395	777	207	4,379	11	24	85	120
Shipping	357	52	7	416	1	-	3	4
Transportation	873	82	89	1,044	5	5	54	64
Total	11,679	2,405	664	14,748	33	71	242	346
Total of Wholesale exposures	10%	23%	28%	11%	23%	24%	44%	35%

The coverage ratio for selected sectors has increased from 2.3% as at 31 December 2019 to 4.0% as at 30 June 2020. Exposure to UK commercial real estate of £9.0bn, excluding government backed schemes, was in line with 31 December 2019 (£9.1bn). Coverage increased from 0.56% to 0.85% in the period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2020	135,713	22	17,043	64	2,155	346	154,911	432
Transfers from Stage 1 to Stage 2	(7,161)	(1)	7,161	1	-	-	-	-
Transfers from Stage 2 to Stage 1	2,985	7	(2,985)	(7)	-	-	-	-
Transfers to Stage 3	(99)	-	(288)	(8)	387	8	-	-
Transfers from Stage 3	24	-	112	1	(136)	(1)	-	-
Business activity in the year	9,928	1	277	1	-	-	10,205	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,752)	(6)	(355)	32	(2)	62	(3,109)	88
Final repayments	(4,026)	(1)	(694)	(1)	(137)	(9)	(4,857)	(11)
Disposals	-	-	-	-	-	-	-	-
Write-offs[1]	-	-	-	-	(9)	(9)	(9)	(9)
As at 30 June 2020[2]	134,612	22	20,271	83	2,258	397	157,141	502

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	46,012	542	10,759	2,007	3,409	2,335	60,180	4,884
Transfers from Stage 1 to Stage 2	(6,228)	(124)	6,228	124	-	-	-	-
Transfers from Stage 2 to Stage 1[3]	2,977	465	(2,977)	(465)	-	-	-	-
Transfers to Stage 3	(261)	(12)	(796)	(325)	1,057	337	-	-
Transfers from Stage 3	36	10	62	9	(98)	(19)	-	-
Business activity in the year	3,645	45	215	44	15	6	3,875	95
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[3]	(6,800)	(128)	(410)	1,595	136	814	(7,074)	2,281
Final repayments	(2,059)	(22)	(155)	(22)	(125)	(36)	(2,339)	(80)
Disposals[4]	(1,493)	(8)	(183)	(20)	(86)	(57)	(1,762)	(85)
Write-offs[1]	-	-	-	-	(845)	(845)	(845)	(845)
As at 30 June 2020[2]	35,829	768	12,743	2,947	3,463	2,535	52,035	6,250

1 In H120, gross write-offs amounted to £953m (H119: £951m) and post write-off recoveries amounted to £15m (H119: £73m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £938m (H119: £878m).

2 Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6bn (December 2019: £149.3bn) and impairment allowance of £176m (December 2019: £24m). This comprises £37m ECL (December 2019: £12m) on £209.2bn Stage 1 assets (December 2019: £148.5m), £24m (December 2019: £2m) on £6.3bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £115m (December 2019: £10m) on £115m Stage 3 other assets (December 2019: £10m).

3 Transfers and risk parameter changes include a £253m net release in ECL arising from a reclassification of £2.4bn gross loans and advances from Stage 2 to Stage 1 in Credit cards, unsecured loans and other retail lending resulting from a review of probability of default models in the period. Barclays continually reviews the output of models to determine appropriateness of the ECL calculation, including reviews of model monitoring, external benchmarking and experience of model operation over an extended period of time.

4 Disposals reported within Credit cards, unsecured loans and other retail lending portfolio include sale of motor financing business within the Barclays Partner Finance business

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Wholesale loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2020	117,541	143	10,432	302	2,359	547	130,332	992
Transfers from Stage 1 to Stage 2	(27,187)	(63)	27,187	63	-	-	-	-
Transfers from Stage 2 to Stage 1	2,076	20	(2,076)	(20)	-	-	-	-
Transfers to Stage 3	(832)	(3)	(653)	(44)	1,485	47	-	-
Transfers from Stage 3	251	9	250	7	(501)	(16)	-	-
Business activity in the year	23,797	22	4,316	213	42	12	28,155	247
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15,311	124	5,831	415	360	601	21,502	1,140
Final repayments	(23,281)	(19)	(1,643)	(15)	(260)	(37)	(25,184)	(71)
Disposals	-	-	(9)	-	-	-	(9)	-
Write-offs[1]	-	-	-	-	(99)	(99)	(99)	(99)
As at 30 June 2020[2]	107,676	233	43,635	921	3,386	1,055	154,697	2,209

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								79
Credit cards, unsecured loans and other retail lending								2,296
Wholesale loans								1,316
ECL movement excluding assets derecognised due to disposals and write-offs								3,691
Recoveries and reimbursements[3]								(294)
Exchange and other adjustments[4]								(225)
Impairment charge on loan commitments and other financial guarantees								409
Impairment charge on other financial assets[2]								157
As at 30 June 2020								3,738

1 In H120, gross write-offs amounted to £953m (H119: £951m) and post write-off recoveries amounted to £15m (H119: £73m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £938m (H119: £878m).

2 Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6bn (December 2019: £149.3bn) and impairment allowance of £176m (December 2019: £24m). This comprises £37m ECL (December 2019: £12m) on £209.2bn Stage 1 assets (December 2019: £148.5m), £24m (December 2019: £2m) on £6.3bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £115m (December 2019: £10m) on £115m Stage 3 other assets (December 2019: £10m).

3 Recoveries and reimbursements includes a net gain in relation to reimbursements from financial guarantee contracts held with third parties of £279m and post write off recoveries of £15m.

4 Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2020	9,542	-	500	-	4	-	10,046	-
Net transfers between stages	(93)	-	93	-	-	-	-	-
Business activity in the year	136	-	-	-	-	-	136	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(875)	-	(6)	-	(1)	-	(882)	-
Limit management	(117)	-	(16)	-	-	-	(133)	-
As at 30 June 2020	8,593	-	571	-	3	-	9,167	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	125,759	35	6,238	71	250	14	132,247	120
Net transfers between stages	(4,914)	39	4,613	(38)	301	(1)	-	-
Business activity in the year	4,012	2	94	1	1	1	4,107	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,357	(4)	248	123	(312)	8	9,293	127
Limit management	(5,402)	(1)	(277)	(1)	(34)	(3)	(5,713)	(5)
As at 30 June 2020	128,812	71	10,916	156	206	19	139,934	246

Wholesale loans
As at 1 January 2020	185,839	62	12,447	99	681	41	198,967	202
Net transfers between stages	(38,868)	(22)	37,836	15	1,032	7	-	-
Business activity in the year	24,882	7	3,389	30	107	-	28,378	37
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,805	11	1,026	289	(221)	(19)	12,610	281
Limit management	(36,256)	(7)	(2,858)	(18)	(239)	-	(39,353)	(25)
As at 30 June 2020	147,402	51	51,840	415	1,360	29	200,602	495

Measurement uncertainty

The Group uses a five-scenario model to calculate ECL. Absent the conditions surrounding the COVID-19 pandemic, a Baseline scenario is typically generated based on an external consensus forecast assembled from key sources, including HM Treasury (short- and medium-term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices). In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are typically calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity Downside 2 is typically benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are generally calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include eight economic variables (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years. To calculate ECL a probability weight is assigned to each scenario.

Following the onset of the COVID-19 pandemic, the Group generated a Baseline scenario in March 2020 that reflected the most recent economic forecasts available in the market (combined with internal assumptions) and estimated impacts from significant support measures taken by Barclays, central banks and governments across the Group’s key markets. This scenario assumed a strong contraction in GDP and a sharp rise in unemployment in 2020 across both the UK and US, and required a recalibration of probability weights. This scenario was superseded by a further revised Baseline scenario generated in June 2020, based broadly on the latest economic forecasts which recognise some impacts from the various support measures still in place across the Group’s key markets. Upside and downside scenarios were also regenerated in June 2020 (together with the revised Baseline scenario, the “COVID-19 scenarios”). The downside scenarios reflect slower economic growth than the Baseline with social distancing measures continuing to drag GDP. Economic growth begins to recover later in 2020 in Downside 1 but only in 2021 in the Downside 2 scenario. The upside scenarios reflect a faster rebound in economic growth than the Baseline with a sharp decrease in infection rates and an almost fully reopened economy. Scenario weights were also revised in June 2020 with greater weight being applied to the tail scenarios (Upside 2 and Downside 2). This reflects the significant range of uncertainty in the economic environment compared to previous quarters given the conditions surrounding the COVID-19 pandemic.

The economic environment remains uncertain and future impairment charges may be subject to further volatility (including from changes to macroeconomic variable forecasts) depending on the longevity of the COVID-19 pandemic and related containment measures, as well as the longer term effectiveness of central bank, government and other support measures.

The tables below show the key macroeconomic variables used in the COVID-19 Baseline scenario and the probability weights applied to each respective scenario.

Baseline average macroeconomic variables used in the calculation of ECL
	2020	2021	2022	Expected Worst Point
As at 30.06.20%		%	%	%
UK GDP[1]	(8.7)	6.1	2.9	(51.4)
UK unemployment[2]	6.6	6.5	4.4	8.0
UK HPI[3]	0.6	2.0	-	(1.5)
UK bank rate	0.2	0.1	0.1	0.1
US GDP[1]	(4.2)	4.4	(0.3)	(30.4)
US unemployment[4]	9.3	7.6	5.5	13.4
US HPI[5]	1.1	1.8	(0.8)	(1.9)
US federal funds rate	0.5	0.3	0.3	0.3

As at 31.03.20
UK GDP[1]	(8.0)	6.3	1.3	(51.5)
UK unemployment[2]	6.7	4.5	3.7	8.0
UK HPI[3]	(3.5)	2.6	2.7	(6.5)
UK bank rate	0.1	0.3	0.3	0.1
US GDP[1]	(6.4)	4.4	3.2	(45.0)
US unemployment[4]	12.9	7.5	3.8	17.0
US HPI[5]	-	0.7	0.8	(0.3)
US federal funds rate	0.3	0.3	0.3	0.3

1Average Real GDP seasonally adjusted change in year (31.03.20 based on Barclays Global Economic Forecasts); expected worst point is the minimum seasonally adjusted quarterly annualised rate.

2Average UK unemployment rate 16-year+.

3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end; worst point is based on cumulative drawdown in year relative to prior year end.

4Average US civilian unemployment rate 16-year+.

5Change in average yearly US HPI = FHFA house price index, relative to prior year end; worst point is based on cumulative drawdown in year relative to prior year end. (31.03.20 based on QoQ average growth rates).

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.20
Scenario probability weighting	20.3	22.4	25.4	17.5	14.4
As at 31.03.20
Scenario probability weighting	5.0	20.8	46.7	21.0	6.5
As at 31.12.19
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.20%		%	%	%	%
UK GDP[2]	32.7	26.4	5.4	1.6	1.2
UK unemployment[3]	3.5	3.6	4.9	9.6	10.9
UK HPI[4]	45.3	27.2	2.3	(15.0)	(33.4)
UK bank rate[3]	0.1	0.1	0.2	0.3	0.2
US GDP[2]	19.1	13.5	3.3	2.0	(3.1)
US unemployment[3]	4.1	4.4	6.3	15.4	18.7
US HPI[4]	32.3	20.9	2.3	(8.8)	(19.7)
US federal funds rate[3]	0.3	0.3	0.3	0.4	0.4

As at 31.12.19
UK GDP[2]	4.2	2.9	1.6	0.2	(4.7)
UK unemployment[3]	3.4	3.8	4.2	5.7	8.7
UK HPI[4]	46.0	32.0	3.1	(8.2)	(32.4)
UK bank rate[3]	0.5	0.5	0.7	2.8	4.0
US GDP[2]	4.2	3.3	1.9	0.4	(3.4)
US unemployment[3]	3.0	3.5	3.9	5.3	8.5
US HPI[4]	37.1	23.3	3.0	0.5	(19.8)
US federal funds rate[3]	1.5	1.5	1.7	3.0	3.5

As at 30.06.19
UK GDP[2]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[3]	3.4	3.9	4.3	5.7	8.8
UK HPI[4]	46.4	32.6	3.2	(0.5)	(32.1)
UK bank rate[3]	0.8	0.8	1.0	2.5	4.0
US GDP[2]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[3]	3.0	3.4	3.7	5.2	8.4
US HPI[4]	36.9	30.2	4.1	-	(17.4)
US federal funds rate[3]	2.3	2.3	2.7	3.0	3.5

1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. Forecast period based on 20 quarters from Q3 2020.

2Upside scenario is the highest annual average growth rate based on seasonally adjusted quarterly annualised rate; 5-year average in Baseline; downside is the lowest annual average growth rate based on seasonally adjusted quarterly annualised rate.

3Lowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios.

4Cumulative growth (trough to peak) in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.20%		%	%	%	%
UK GDP	8.9	7.2	5.4	5.2	2.8
UK unemployment	4.0	4.3	4.9	6.2	7.2
UK HPI	7.8	5.0	2.3	(1.4)	(5.5)
UK bank rate	0.4	0.3	0.2	0.1	0.1
US GDP	5.9	4.4	3.3	2.7	1.8
US unemployment	4.4	5.1	6.3	8.4	10.9
US HPI	5.8	3.9	2.3	(0.5)	(3.1)
US federal funds rate	0.6	0.5	0.3	0.3	0.3

As at 31.12.19
UK GDP	3.2	2.4	1.6	0.8	(0.7)
UK unemployment	3.5	3.9	4.2	5.4	7.7
UK HPI	7.9	5.7	3.1	(1.1)	(6.5)
UK bank rate	0.5	0.5	0.7	2.5	3.7
US GDP	3.5	2.8	1.9	1.0	(0.5)
US unemployment	3.1	3.6	3.9	5.0	7.5
US HPI	6.5	4.3	3.0	1.3	(3.7)
US federal funds rate	1.6	1.7	1.7	2.9	3.4

As at 30.06.19
UK GDP	3.4	2.6	1.7	0.9	(0.6)
UK unemployment	3.7	4.0	4.3	5.1	7.9
UK HPI	7.9	5.8	3.2	0.9	(6.4)
UK bank rate	0.8	0.8	1.0	2.3	3.7
US GDP	3.7	3.0	2.1	1.1	(0.5)
US unemployment	3.1	3.5	3.7	4.7	7.4
US HPI	6.5	5.4	4.1	2.4	(2.6)
US federal funds rate	2.3	2.3	2.7	3.0	3.4

UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. For GDP and HPI, numbers represent average of seasonally adjusted quarterly annualised rates. Forecast period based on 20 quarters from Q3 2020.

The following table provides a breakdown of the key drivers of the Group’s loan impairment charge.

Drivers of loan impairment charge
	Q120	Q220	Total
	£m	£m	£m
Impairment charge generated using scenarios before COVID-19	370	424	794
Single name wholesale loan charges	405	186	591
Loan impairment charge prior to impact of COVID-19 scenarios	775	610	1,385

Impact of COVID-19 scenarios and weights	1,190	1,163	2,353
Specific charge in respect of exposures to selected sectors	300	(150)	150
Incorporation of provision for UK economic uncertainty	(150)	-	(150)
Total loan impairment charge	2,115	1,623	3,738

The impact of the COVID-19 scenarios and weighting adjustments has resulted in a £2,353m increase in ECL from the pre-COVID scenarios, primarily driven by forecasts for a prolonged period of UK and US unemployment.

Estimated effects from the significant support measures provided by Barclays, central banks and governments across the Group’s key markets as a result of the COVID-19 pandemic have been factored into the calculation of the Group’s loan impairment charge.

The £300m provision taken in Q120 in respect of oil price risk has been released given the Q2 rebound in oil prices and residual risk on the energy sector has been recognised in a Q2 charge of c.£150m under the COVID-19 scenarios and weights. A specific charge of £150m in respect of exposures to selected sectors represents additional provisions taken in Q220 in response to the current slowdown, in particular in the hospitality and retail sectors.

The £150m provision for UK economic uncertainty held at the year-end was incorporated within the updated scenarios in Q1.

ECL under 100% weighted scenarios for modelled portfolios

The table below shows the ECL assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime, depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£30m of ECL), non-modelled exposures and management adjustments.

Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 30 June 2020 and not on macroeconomic scenarios.

The Downside 2 scenario represents a global recession with substantial falls in both UK and US GDP. Unemployment in UK and US markets rises to 11% and 19% respectively and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £50bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 30.06.20	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	125,380	128,154	127,314	126,404	122,433	112,937
Credit cards, unsecured loans and other retail lending	58,303	63,114	62,525	61,361	58,654	55,410
Wholesale loans	122,594	144,825	145,491	140,318	115,054	93,598
Stage 1 Model ECL (£m)
Home loans	15	7	8	10	25	273
Credit cards, unsecured loans and other retail lending	592	558	612	636	665	649
Wholesale loans	293	330	317	293	283	271
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	0.2
Credit cards, unsecured loans and other retail lending	1.0	0.9	1.0	1.0	1.1	1.2
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.3
Stage 2 Model Exposure (£m)
Home loans	20,058	17,284	18,124	19,034	23,005	32,501
Credit cards, unsecured loans and other retail lending	23,620	14,746	17,298	21,270	26,748	32,457
Wholesale loans	67,528	45,296	44,631	49,804	75,067	96,523
Stage 2 Model ECL (£m)
Home loans	75	48	48	55	70	194
Credit cards, unsecured loans and other retail lending	3,715	2,124	2,643	3,527	4,950	6,562
Wholesale loans	2,385	1,378	1,484	1,873	3,349	4,790
Stage 2 Coverage (%)
Home loans	0.4	0.3	0.3	0.3	0.3	0.6
Credit cards, unsecured loans and other retail lending	15.7	14.4	15.3	16.6	18.5	20.2
Wholesale loans	3.5	3.0	3.3	3.8	4.5	5.0
Stage 3 Model Exposure (£m)
Home loans	1,750	1,750	1,750	1,750	1,750	1,750
Credit cards, unsecured loans and other retail lending	2,928	2,928	2,928	2,928	2,928	2,928
Wholesale loans[1]	1,864	1,864	1,864	1,864	1,864	1,864
Stage 3 Model ECL (£m)
Home loans	330	271	273	315	380	465
Credit cards, unsecured loans and other retail lending	2,346	2,277	2,309	2,345	2,392	2,449
Wholesale loans[1]	91	80	83	93	96	109
Stage 3 Coverage (%)
Home loans	18.9	15.5	15.6	18.0	21.7	26.6
Credit cards, unsecured loans and other retail lending	80.1	77.8	78.9	80.1	81.7	83.6
Wholesale loans[1]	4.9	4.3	4.5	5.0	5.2	5.8
Total Model ECL (£m)
Home loans	420	326	329	380	475	932
Credit cards, unsecured loans and other retail lending	6,653	4,959	5,564	6,508	8,007	9,660
Wholesale loans[1]	2,769	1,788	1,884	2,259	3,728	5,170
Total Model ECL	9,842	7,073	7,777	9,147	12,210	15,762

Material wholesale loan defaults are individually assessed across different recovery strategies.

Reconciliation to total ECL	£m
Total model ECL	9,842
ECL from individually assessed impairments on stage 3 loans	1,026
ECL from non-modelled and other management adjustments[1]	(1,166)
Total ECL	9,702

Management adjustments of £1.2bn materially reflect estimated impacts from the significant support measures provided by Barclays, central banks and governments across the Group’s key markets as a result of the COVID-19 pandemic. Some impacts from these support measures are recognised in the COVID-19 scenarios used to calculate modelled ECL. However, given the uncertain economic environment and the unprecedented policy response to the pandemic, management have reviewed the output of the models across key portfolios to assess the appropriateness of the total ECL and to more fully estimate the impact given the longevity of support measures. Such assessments are inherently uncertain and actual credit losses may differ from the ECL depending on the evolution of the COVID-19 pandemic.

The dispersion of results around the Baseline is an indication of uncertainty around future projections. The disclosure highlights the results of the alternative scenarios enabling the reader to understand the extent of the impact on exposure and ECL from the upside/downside scenarios. Consequently, the use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 8%.

	Scenarios
As at 31.12.19	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	137,929	139,574	138,992	138,249	136,454	132,505
Credit cards, unsecured loans and other retail lending	68,619	69,190	69,012	68,388	68,309	67,015
Wholesale loans	160,544	162,717	162,058	161,111	157,720	143,323
Stage 1 Model ECL (£m)
Home loans	6	4	5	5	7	19
Credit cards, unsecured loans and other retail lending	505	490	495	495	511	528
Wholesale loans	209	162	174	188	271	297
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	0.7	0.7	0.7	0.7	0.7	0.8
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	16,889	15,245	15,826	16,570	18,364	22,314
Credit cards, unsecured loans and other retail lending	13,406	11,449	12,108	13,075	15,663	19,615
Wholesale loans	15,947	13,773	14,433	15,380	18,770	33,168
Stage 2 Model ECL (£m)
Home loans	41	33	34	36	47	170
Credit cards, unsecured loans and other retail lending	1,844	1,412	1,562	1,771	2,384	4,285
Wholesale loans	414	285	323	374	579	1,427
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.3	0.8
Credit cards, unsecured loans and other retail lending	13.8	12.3	12.9	13.5	15.2	21.8
Wholesale loans	2.6	2.1	2.2	2.4	3.1	4.3
Stage 3 Model Exposure (£m)
Home loans	1,670	1,670	1,670	1,670	1,670	1,670
Credit cards, unsecured loans and other retail lending	3,008	3,008	3,008	3,008	3,008	3,008
Wholesale loans[1]	1,489	1,489	1,489	1,489	1,489	1,489
Stage 3 Model ECL (£m)
Home loans	268	262	264	266	272	316
Credit cards, unsecured loans and other retail lending	2,198	2,154	2,174	2,195	2,235	2,292
Wholesale loans[1]	118	111	114	117	127	128
Stage 3 Coverage (%)
Home loans	16.0	15.7	15.8	15.9	16.3	18.9
Credit cards, unsecured loans and other retail lending	73.1	71.6	72.3	73.0	74.3	76.2
Wholesale loans[1]	7.9	7.4	7.6	7.9	8.5	8.6
Total Model ECL (£m)
Home loans	315	299	303	307	326	505
Credit cards, unsecured loans and other retail lending	4,547	4,056	4,231	4,461	5,130	7,105
Wholesale loans[1]	741	558	611	679	977	1,852
Total Model ECL	5,603	4,913	5,145	5,447	6,433	9,462

1 Material wholesale loan defaults are individually assessed across different recovery strategies.

Reconciliation to total ECL[1]	£m
Total model ECL	5,603
ECL from individually assessed impairments on stage 3 loans	419
ECL from non-modelled and other management adjustments	608
Total ECL	6,630

1 The table has been re-presented to separately show the impact of individually assessed impairments of £419m. This was included in the Barclays PLC Annual Report 2019 with non-modelled and other adjustments of £268m. Non-modelled and other adjustments are now disclosed within the other management adjustments category of £608m.